UNAUDITED CONDENSED BALANCE SHEET (Parentheticals)	Sep. 30, 2025 $ / shares shares
Ordinary shares subject to possible redemption, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	20,125,000
Ordinary shares subject to possible redemption, shares outstanding	20,125,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized	5,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Class A ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	767,250
Ordinary shares, shares outstanding	767,250
Class B ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	50,000,000
Ordinary shares, shares issued	7,069,913
Ordinary shares, shares outstanding	7,069,913